Share-Based Compensation - Schedule of Share-Based Compensation (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation [Line Items]
Share Based Compensation shares		4,400,000	20,788,886
Fair Value of Share Based Compensation		$ 10,868,000	$ 83,155,336
Swee Kheng Chua [Member]
Schedule of Share-Based Compensation [Line Items]
Share Based Compensation shares	[1],[2],[3]		17,900,000
Fair Value of Share Based Compensation	[1],[2],[3]		$ 71,599,820
Terence Wing Khai Yap [Member]
Schedule of Share-Based Compensation [Line Items]
Share Based Compensation shares	[1],[2],[3]		250,000
Fair Value of Share Based Compensation	[1],[2],[3]		$ 999,998
Sze Yin Ong [Member]
Schedule of Share-Based Compensation [Line Items]
Share Based Compensation shares	[1],[2],[3]		46,296
Fair Value of Share Based Compensation	[1],[2],[3]		$ 185,184
Sharifah Noriati Binte Said Omar [Member]
Schedule of Share-Based Compensation [Line Items]
Share Based Compensation shares	[1],[2],[3]		185,185
Fair Value of Share Based Compensation	[1],[2],[3]		$ 740,738
Ping Ping Lim [Member]
Schedule of Share-Based Compensation [Line Items]
Share Based Compensation shares	[1],[2],[3]		377,775
Fair Value of Share Based Compensation	[1],[2],[3]		$ 1,511,096
Jia Wei Chua [Member]
Schedule of Share-Based Compensation [Line Items]
Share Based Compensation shares	[2],[3]		14,815
Fair Value of Share Based Compensation	[2],[3]		$ 59,260
Meang Fai Pang [Member]
Schedule of Share-Based Compensation [Line Items]
Share Based Compensation shares	[4]		14,815
Fair Value of Share Based Compensation	[4]		$ 59,260
Weilekai Investments Pte Ltd [Member]
Schedule of Share-Based Compensation [Line Items]
Share Based Compensation shares	[3]		2,000,000
Fair Value of Share Based Compensation	[3]		$ 7,999,980
Sharifah Noriati Binte Said Omar 1 [Member]
Schedule of Share-Based Compensation [Line Items]
Share Based Compensation shares	[1],[2],[3]	2,000,000
Fair Value of Share Based Compensation	[1],[2],[3]	$ 4,940,000
Consultants [Member]
Schedule of Share-Based Compensation [Line Items]
Share Based Compensation shares		2,400,000
Fair Value of Share Based Compensation		$ 5,928,000

[1]	These are the Key Management Personnel of the Company
[2]	These are the employees of the Company
[3]	These are the related parties of the Company
[4]	This is a close associate of the Company